Document and Entity Information	Nov. 07, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 07, 2024
Entity Registrant Name	North Haven Private Income Fund LLC
Entity Incorporation State Country Code	DE
Entity File Number	814-01489
Entity Tax Identification Number	87-4562172
Entity Address Address Line 1	1585 Broadway
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10036
Country Region	1
City Area Code	212
Local Phone Number	761-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class S Units
No Trading Symbol Flag	true
Security Exchange Name	NONE
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001851322
Amendment Flag	false